Employee Benefit Plans - Schedule of Activity in Restricted Stock (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Postemployment Benefits [Abstract]
Balance at beginning of year, Shares	18,500	30,000
Granted, Shares
Vested, Shares	(18,000)	(11,500)
Forfeited, Shares	(500)
Balance at end of year, Shares		18,500
Balance at beginning of year, Weighted Average Grant Date Fair Value	$ 22.85	$ 23.24
Granted, Weighted Average Grant Date Fair Value
Vested, Weighted Average Grant Date Fair Value	$ 22.85	$ 23.87
Forfeited, Weighted Average Grant Date Fair Value	$ 22.85
Balance at end of year, Weighted Average Grant Date Fair Value		$ 22.85